OTHER REAL ESTATE (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Real Estate [Roll Forward]
Balance at beginning of year, net of valuation allowance	[1]	$ 1,178	$ 1,628	$ 4,956
Loans transferred to other real estate	[1]	2,242	1,510	1,735
Sales of other real estate	[1]	(1,438)	(1,822)	(4,737)
Additions to valuation allowance charged to expense	[1]	(267)	(138)	(326)
Balance at end of year, net of valuation allowance	[1]	1,715	1,178	1,628
Other repossessed assets		150	120
Real Estate Owned Valuation Allowance [Roll Forward]
Balance at beginning of year		144	123	793
Additions charged to expense		267	138	326
Direct write-downs upon sale		(319)	(117)	(996)
Balance at end of year		92	144	$ 123
Foreclosed residential real estate		1,200	1,200
Mortgage loans in process of foreclosure		700	300
Other real estate and repossessed assets		$ 1,865	$ 1,299

[1]	Table excludes other repossessed assets totaling $0.15 million and $0.12 million at December 31, 2019 and 2018, respectively.